Additional Financial Information - Schdule of Receivables Transferred Under Individual Agreements or Purchases (Details) - Individual Monetization Agreements - Trade Accounts Receivable - USD ($)
$ in Millions
12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Carrying value of receivables transferred and derecognized	$ 478.3	$ 512.3	$ 400.5
Net cash proceeds received	464.9	491.9	383.0
Loss recorded related to transfers of receivables	$ 13.4	$ 20.4	$ 17.5